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                   STATE STREET BANK AND TRUST COMPANY
LEGAL DIVISION - 1776 HERITAGE DRIVE - NORTH QUINCY - MASSACHUSETTS 02170-2197
                            (617) 985-1131


May 15, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  AAHSA Trust (the "Trust") (File Nos. 33-82256 and 811-8680)
     -----------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the forms of prospectuses and statement of additional information dated April 25, 1997 for the Trust do not differ from those contained in Post-Effective Amendment No. 3 (the "Amendment No. 3") to the Trust's Registration Statement on Form N-1A.

If you have any questions concerning this matter, please call me directly at
(617) 985-1131.

Very truly yours,

/s/ Cynthia Surprise

Cynthia Surprise
Associate Counsel


cc:  Mr. Mark Richman
     Mr. Edward Crouch
     Mr. William Beston